Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Financial Income and Expense (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Income from short term deposits	€ 3	€ 2
Other financial income	669	1,263
Financial income	672	1,265
Financial expenses on lease liability	(178)	(158)
Interest expense related to borrowings	(54)	(123)
Other financial expenses	(33)	(24)
Financial expenses	(265)	(305)
Financial income (loss)	€ 407	€ 960